Business combination (Details) R$ in Thousands	Dec. 31, 2019 BRL (R$)	Oct. 16, 2019 BRL (R$)	Oct. 14, 2019 BRL (R$)	Jun. 30, 2019 BRL (R$)	Jun. 28, 2019 BRL (R$)	Jun. 27, 2019 BRL (R$)	Apr. 02, 2019 BRL (R$) item Distributor customer	Dec. 31, 2018
Disclosure of detailed information about business combination
Percentage of equity acquired	100.00%							100.00%
Hiper Software S.A.
Disclosure of detailed information about business combination
Percentage of equity acquired							100.00%
Number of clients | customer							15,000
Number of municipalities | item							2,000
Number of distribution channels | Distributor							600
Purchase price							R$ 33,906
Purchase price adjusted for the probability of reaching the contingent consideration							32,314
Amount paid							16,700
Amount to be paid in the acquisition of shares							1,000
Contingent consideration	R$ 14,614						14,614
Hiper Software S.A. | Maximum
Disclosure of detailed information about business combination
Contingent consideration	16,206
Hiper Software S.A. | 2019 (after business combination)
Disclosure of detailed information about business combination
Contingent consideration payable, operating and financial goals							1,000
Contingent consideration payable, working capital guarantee			R$ 300
Hiper Software S.A. | 2020
Disclosure of detailed information about business combination
Contingent consideration payable, operating and financial goals							1,900
Hiper Software S.A. | 2021
Disclosure of detailed information about business combination
Contingent consideration payable, operating and financial goals							11,006
Contingent consideration payable, resolution of contingencies updated in the IPC-A							1,000
Hiper Software S.A. | 2024
Disclosure of detailed information about business combination
Contingent consideration payable, resolution of contingencies updated in the IPC-A							R$ 1,000
Millennium
Disclosure of detailed information about business combination
Percentage of equity acquired						100.00%
Purchase price				R$ 2,200		R$ 94,803
Purchase price adjusted for the probability of reaching the contingent consideration						86,671
Amount paid	558					58,247
Amount to be paid in the acquisition of shares					R$ 558	4,000
Contingent consideration	23,866					23,866
Millennium | Maximum
Disclosure of detailed information about business combination
Contingent consideration	31,998
Millennium | 2019 (after business combination)
Disclosure of detailed information about business combination
Contingent consideration payable, operating and financial goals						2,470
Millennium | 2020
Disclosure of detailed information about business combination
Contingent consideration payable, operating and financial goals						9,671
Millennium | 2021
Disclosure of detailed information about business combination
Contingent consideration payable, operating and financial goals						4,585
Contingent consideration payable, resolution of contingencies updated in the IPC-A						3,000
Millennium | 2022
Disclosure of detailed information about business combination
Contingent consideration payable, operating and financial goals						5,041
Millennium | 2023
Disclosure of detailed information about business combination
Contingent consideration payable, operating and financial goals						4,231
Millennium | 2024
Disclosure of detailed information about business combination
Contingent consideration payable, resolution of contingencies updated in the IPC-A						R$ 3,000
SetaDigital Sistemas Gerenciais Ltda.
Disclosure of detailed information about business combination
Purchase price		R$ 34,906
Purchase price adjusted for the probability of reaching the contingent consideration		34,686
Amount paid	1,827	24,000
Amount to be paid in the acquisition of shares		4,000
Cash refund		1,827
Contingent consideration	4,859	4,859
SetaDigital Sistemas Gerenciais Ltda. | Maximum
Disclosure of detailed information about business combination
Contingent consideration	R$ 5,079
SetaDigital Sistemas Gerenciais Ltda. | 2020
Disclosure of detailed information about business combination
Contingent consideration payable, operating and financial goals		2,130
SetaDigital Sistemas Gerenciais Ltda. | 2021
Disclosure of detailed information about business combination
Contingent consideration payable, operating and financial goals		949
SetaDigital Sistemas Gerenciais Ltda. | 2022
Disclosure of detailed information about business combination
Contingent consideration payable, resolution of contingencies updated in the IPC-A		1,000
SetaDigital Sistemas Gerenciais Ltda. | 2024
Disclosure of detailed information about business combination
Contingent consideration payable, resolution of contingencies updated in the IPC-A		R$ 1,000